Provisions - Disclosure of Commitments for Retirement Benefits (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Provisions [abstract]
Provision as of beginning of period	€ 414	€ 331	€ 331
Cost of services	42	€ 38	76
Discounting costs	1		3
Expense for the period	43		79
Actuarial gains or losses recognized in other comprehensive income	0		4
Provision as of the end of period	€ 457		€ 414